Cover	Dec. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2023
Entity File Number	001-40120
Entity Registrant Name	FUSION ACQUISITION CORP. II
Entity Central Index Key	0001840225
Entity Tax Identification Number	86-1352058
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1330 Avenue of the Americas
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	763-0169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	FSNB.U
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FSNB
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FSNB WS